Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance as of January 1	¥ 301,953	¥ 3,939,646
Issuance of shares of the Group's subsidiaries	30,000	1,353,293
Conversion of redeemable noncontrolling interests to ordinary shares	0	(5,323,103)
Accretion to redeemable noncontrolling interests	28,057	332,117	¥ 205,287
Balance as of December 31	¥ 360,010	¥ 301,953	¥ 3,939,646